UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

  The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2017

WESTERN ASSET

SMASh SERIES EC FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series EC Fund for the six-month reporting period ended August 31, 2017.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2017

II	Western Asset SMASh Series EC Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of August 31, 2017 and February 28, 2017 and does not include derivatives, such as written options, futures contracts, swap contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Western Asset SMASh Series EC Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2017 and held for the six months ended August 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
8.64%	$1,000.00	$1,086.40	0.00%	$0.00	5.00%	$1,000.00	$1,025.21	0.00%	$0.00

[1]	For the six months ended August 31, 2017.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

2	Western Asset SMASh Series EC Fund 2017 Semi-Annual Report

Spread duration (unaudited)

Economic exposure — August 31, 2017

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA SMASh EC	— Western Asset SMASh Series EC Fund

Western Asset SMASh Series EC Fund 2017 Semi-Annual Report	3

Effective duration (unaudited)

Interest rate exposure — August 31, 2017

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA SMASh EC	— Western Asset SMASh Series EC Fund

4	Western Asset SMASh Series EC Fund 2017 Semi-Annual Report

Schedule of investments (unaudited)

August 31, 2017

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 23.1%
Argentina — 2.6%
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	2,650,000		$2,775,345	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	2,280,000		2,466,276	(a)
Republic of Argentina, Bonds	18.200%	10/3/21	176,560,000	ARS	10,470,698
Republic of Argentina, Senior Bonds	6.875%	4/22/21	2,590,000		2,820,186
Republic of Argentina, Senior Bonds	5.625%	1/26/22	14,490,000		15,192,765
Republic of Argentina, Senior Bonds	7.500%	4/22/26	1,710,000		1,916,055
Republic of Argentina, Senior Bonds	7.625%	4/22/46	1,130,000		1,240,175
Total Argentina					36,881,500
Brazil — 6.1%
Federative Republic of Brazil, Notes	10.000%	1/1/21	43,155,000	BRL	14,039,886
Federative Republic of Brazil, Notes	10.000%	1/1/23	209,178,000	BRL	67,348,808
Federative Republic of Brazil, Senior Bonds	5.625%	1/7/41	3,180,000		3,191,925
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	3,910,000		3,574,522
Total Brazil					88,155,141
China — 1.5%
China Government Bond, Senior Bonds	3.390%	5/21/25	140,000,000	CNY	20,744,592	(b)
Colombia — 0.0%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	500,000		565,000
Indonesia — 0.1%
Republic of Indonesia, Notes	3.750%	4/25/22	1,000,000		1,039,166	(b)
Mexico — 9.2%
United Mexican States, Senior Bonds	8.000%	6/11/20	10,431,100	MXN	603,203
United Mexican States, Senior Bonds	6.500%	6/9/22	203,825,000	MXN	11,307,062
United Mexican States, Senior Bonds	10.000%	12/5/24	352,420,000	MXN	23,408,924
United Mexican States, Senior Bonds	7.750%	11/13/42	195,291,500	MXN	11,646,874
United Mexican States, Senior Bonds	8.000%	11/7/47	1,278,460,000	MXN	78,511,105
United Mexican States, Senior Notes	3.600%	1/30/25	3,310,000		3,410,955
United Mexican States, Senior Notes	4.750%	3/8/44	3,380,000		3,540,550
Total Mexico					132,428,673
Peru — 0.3%
Republic of Peru, Senior Bonds	6.550%	3/14/37	510,000		694,875
Republic of Peru, Senior Bonds	5.625%	11/18/50	2,520,000		3,194,100
Total Peru					3,888,975
Russia — 3.3%
Russian Federal Bond, Bonds	7.000%	8/16/23	356,920,000	RUB	6,005,646
Russian Federal Bond, Bonds	7.750%	9/16/26	659,350,000	RUB	11,503,529
Russian Federal Bond, Bonds	8.150%	2/3/27	613,510,000	RUB	11,007,959

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†		Value
Russia — continued
Russian Federal Bond, Bonds	7.050%	1/19/28	1,134,924,000	RUB	$18,908,748
Total Russia					47,425,882
Total Sovereign Bonds (Cost — $331,211,161)					331,128,929
Asset-Backed Securities — 4.1%
Ameriquest Mortgage Securities Inc., 2004-R7 M3 (1 mo. USD LIBOR + 1.020%)	2.254%	8/25/34	1,942,083		1,862,837	(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	2.734%	10/25/37	8,350,000		7,999,041	(a)(c)
CIT Mortgage Loan Trust, 2007-1 2M1 (1 mo. USD LIBOR + 1.500%)	2.734%	10/25/37	14,170,000		13,157,834	(a)(c)
Citigroup Mortgage Loan Trust Inc., 2007-WFH4 M1 (1 mo. USD LIBOR + 1.650%)	2.884%	7/25/37	1,266,000		1,247,010	(c)
CWABS Revolving Home Equity Loan Trust, 2004-S 1A (1 mo. USD LIBOR + 0.240%)	1.467%	2/15/30	2,943,623		2,643,665	(c)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	9,980,913		10,279,383
GSAMP Trust, 2005-SEA1 M2 (1 mo. USD LIBOR + 0.900%)	2.134%	1/25/35	4,725,750		4,155,217	(a)(c)
KKR Financial CLO Ltd., 2017-A (3 mo. USD LIBOR + 1.340%)	2.644%	4/15/29	2,000,000		2,019,128	(a)(c)
Park Place Securities Inc., Pass -Through Certificates, 2005-WHQ4 M2 (1 mo. USD LIBOR + 0.490%)	1.724%	9/25/35	7,260,000		7,118,324	(c)
Residential Asset Mortgage Products Inc., 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	1.584%	8/25/36	8,810,000		8,311,027	(c)
Total Asset-Backed Securities (Cost — $54,003,798)					58,793,466
Collateralized Mortgage Obligations(d) — 19.0%
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.754%	4/10/49	6,186,798		5,777,160	(c)
Banc of America Funding Corp., 2015-R3 1A2	1.422%	3/27/36	28,439,914		17,798,978	(a)(c)
Bank of America Merrill Lynch Large Loan Inc., 2016-GG10 AJA	5.932%	8/10/45	20,505,513		16,729,177	(a)(c)
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. USD LIBOR + 0.160%)	1.392%	11/26/36	16,500,000		14,760,900	(a)(c)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW17 AJ	6.128%	6/11/50	15,005,000		15,042,512	(c)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	532,527		334,752	(c)
Commercial Mortgage Pass-Through Certificates, 2013-CR7 XA, IO	1.355%	3/10/46	14,712,594		786,082	(c)
Commercial Mortgage Pass-Through Certificates, 2014-CR19 B	4.703%	8/10/47	1,380,000		1,499,378	(c)
Commercial Mortgage Pass-Through Certificates, 2014-CR20 B	4.239%	11/10/47	720,000		758,388	(c)
Countrywide Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.180%)	1.414%	6/25/47	8,163,665		7,181,815	(c)

See Notes to Financial Statements.

6	Western Asset SMASh Series EC Fund 2017 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(d) — continued
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.454%	6/15/38	91,655	$49,941	(c)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	2,786,185	2,585,399
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	3,680,676	3,649,497	(c)
Credit Suisse Mortgage Trust, 2014-11R 14A1 (1 mo. USD LIBOR + 0.200%)	1.432%	6/27/46	3,572,169	3,537,623	(a)(c)
Credit Suisse Mortgage Trust, 2014-11R 15A2	3.207%	1/27/36	4,227,582	2,951,698	(a)(c)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	1,130,000	1,024,217	(a)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	1,100,000	951,356	(a)
Credit Suisse Mortgage Trust, 2015-TOWN F (1 mo. USD LIBOR + 4.500%)	5.727%	3/15/28	2,370,000	2,378,155	(a)(c)
Credit Suisse Mortgage Trust, 2015-TOWN TF (1 mo. USD LIBOR + 4.143%)	5.369%	3/15/28	2,540,000	2,514,663	(a)(c)
Credit Suisse Mortgage Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.620%)	6.847%	7/15/32	16,100,000	16,039,094	(a)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	8.802%	4/15/36	4,628,269	1,776,661	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K503 X1, IO	0.620%	8/25/19	60,184,158	392,768	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.452%	11/25/19	30,505,743	659,183	(c)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 2M2 (1 mo. USD LIBOR + 5.000%)	6.234%	7/25/25	960,606	1,054,039	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	5.484%	1/25/29	14,280,000	15,595,731	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	6.084%	10/25/29	16,410,000	16,891,975	(a)(c)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	4,390,000	2,403,070	(c)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	413,964	357,255	(c)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.658%	5/16/55	13,846,530	656,018	(c)
GS Mortgage Securities Corp., 2014-2R 3B (1 mo. USD LIBOR + 0.610%)	1.842%	11/26/37	15,882,574	13,311,535	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.595%	11/15/47	3,940,000	4,036,091	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	5,870,000	4,199,922
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AMS	5.337%	5/15/47	6,310,000	6,263,879
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	2,927,403	2,541,117	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.990%	2/12/49	3,100,000	2,481,550	(c)

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(d) — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.190%	2/15/51	148,444	$144,458	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJ	5.503%	1/15/49	18,270,000	5,468,357	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	10,820,000	3,238,626	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M (1 mo. USD LIBOR + 6.225%)	7.452%	10/15/19	1,200,000	1,207,456	(a)(c)
Lone Star Portfolio Trust, 2015-LSMZ M (1 mo. USD LIBOR + 7.218%)	8.444%	9/15/20	4,782,697	4,789,750	(a)(c)
Lone Star Portfolio Trust, 2015-LSP F (1 mo. USD LIBOR + 6.900%)	8.127%	9/15/28	5,545,947	5,650,463	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	2,632,373	2,209,246	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	1,150,384	965,470	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	1,820,000	1,534,715	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C14 F	3.710%	2/15/47	8,480,000	4,696,436	(a)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	947,725	776,658
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	7,468,642	7,316,235
Morgan Stanley Re-remic Trust, 2015-R6 1B (1 mo. USD LIBOR + 0.260%)	1.492%	7/26/45	6,881,527	3,144,170	(a)(c)
Morgan Stanley Reremic Trust, 2015-R6 1A1 (1 mo. USD LIBOR + 0.260%)	1.492%	7/26/45	274,780	271,401	(a)(c)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	1,844,650	1,776,975	(a)
RBSSP Resecuritization Trust, 2013-4 1A2 (1 mo. USD LIBOR + 1.500%)	2.482%	12/26/37	19,773,767	15,441,157	(a)(c)
Residential Accredit Loans Inc., 2005-QS6 A4 (-3.2857 x 1 mo. USD LIBOR + 23.000%)	18.944%	5/25/35	2,112,555	2,888,165	(c)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	1.784%	5/25/37	11,795,418	8,885,712	(c)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO (-1.000 x 1 mo. USD LIBOR + 7.100%)	5.866%	7/25/36	19,984,779	6,704,630	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	1,050,453
WF-RBS Commercial Mortgage Trust, 2014-C22 D	4.055%	9/15/57	4,390,000	3,562,035	(a)(c)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	1,334,411
WF-RBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	1,621,528	(c)
Total Collateralized Mortgage Obligations (Cost — $266,031,087)				273,650,086
Corporate Bonds & Notes — 14.7%
Consumer Discretionary — 4.0%
Auto Components — 0.9%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	2,950,000	3,056,937

See Notes to Financial Statements.

8	Western Asset SMASh Series EC Fund 2017 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Auto Components — continued
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	3,000,000	$3,146,220
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	1,520,000	1,592,200
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	5,558,000	5,849,795	(a)
Total Auto Components				13,645,152
Automobiles — 0.2%
Fiat Chrysler Automobiles NV, Senior Notes	4.500%	4/15/20	2,800,000	2,928,100
Hotels, Restaurants & Leisure — 1.0%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	1,009,000	1,042,928	(a)
1011778 BC ULC/New Red Finance Inc., Secured Notes	5.000%	10/15/25	420,000	433,125	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	4.875%	11/1/20	3,457,000	3,664,420
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,450,000	1,576,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	1,760,000	1,870,000
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	1,410,000	1,448,775	(a)
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	1,820,000	1,890,525	(a)
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	2,880,000	3,081,600	(a)
Total Hotels, Restaurants & Leisure				15,008,248
Household Durables — 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	1,510,000	1,566,625
Internet & Direct Marketing Retail — 0.3%
Netflix Inc., Senior Bonds	5.875%	2/15/25	3,345,000	3,629,325
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,460,000	1,507,450	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	640,000	677,659
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	100,000	107,298
DISH DBS Corp., Senior Notes	7.875%	9/1/19	250,000	275,313
DISH DBS Corp., Senior Notes	6.750%	6/1/21	710,000	785,438
DISH DBS Corp., Senior Notes	5.875%	7/15/22	3,070,000	3,327,112
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,310,000	2,500,575
SFR Group SA, Senior Secured Bonds	6.000%	5/15/22	2,660,000	2,806,247	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	1,340,000	1,452,252	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	3,000,000	3,157,500	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	680,000	713,150	(a)
Total Media				17,309,994
Multiline Retail — 0.3%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	3,700,000	3,922,000
Total Consumer Discretionary				58,009,444

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Staples — 1.1%
Beverages — 0.6%
Constellation Brands Inc., Senior Notes	3.750%	5/1/21	4,160,000	$4,357,267
Constellation Brands Inc., Senior Notes	6.000%	5/1/22	120,000	138,212
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	300,000	324,298
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	1,560,000	1,730,506
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	1,980,000	2,074,050	(a)
Total Beverages				8,624,333
Food Products — 0.5%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	4,649,000	4,997,377	(a)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	1,800,000	1,865,250	(a)
Total Food Products				6,862,627
Total Consumer Staples				15,486,960
Energy — 2.1%
Oil, Gas & Consumable Fuels — 2.1%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	1,310,000	1,368,976
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	1,790,000	1,857,125	(a)
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	190,000	197,125	(a)
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	230,000	220,225
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	380,000	337,725
Concho Resources Inc., Senior Notes	5.500%	4/1/23	930,000	958,481
Enterprise Products Operating LLC, Junior Subordinated Notes (3 mo. USD LIBOR + 3.708%)	5.018%	8/1/66	310,000	311,218	(c)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	2,000,000	1,150,000
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	300,000	387,012
Kinder Morgan Inc., Senior Secured Notes	5.000%	2/15/21	10,000	10,737	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	1,780,000	1,919,283
MPLX LP, Senior Notes	4.875%	6/1/25	1,710,000	1,834,755
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	1,040,000	1,016,600
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	1,250,000	1,238,281
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,000,000	1,095,000
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,650,000	1,901,295
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	330,000	311,355
QEP Resources Inc., Senior Notes	6.875%	3/1/21	430,000	448,275
Range Resources Corp., Senior Notes	5.875%	7/1/22	560,000	574,000	(a)
Range Resources Corp., Senior Notes	5.000%	3/15/23	920,000	913,100	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,180,000	1,135,750

See Notes to Financial Statements.

10	Western Asset SMASh Series EC Fund 2017 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	30,000	$33,293
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,447,707
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	54,357	52,998	(a)
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	1,140,000	1,074,450
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,060,000	1,920,950
Williams Cos. Inc., Debentures	7.500%	1/15/31	152,000	183,160
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	230,000	236,325
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	5,800,000	6,046,500
WPX Energy Inc., Senior Notes	6.000%	1/15/22	60,000	62,175
WPX Energy Inc., Senior Notes	8.250%	8/1/23	320,000	352,800
Total Energy				30,596,676
Financials — 2.0%
Banks — 0.5%
CIT Group Inc., Senior Notes	5.375%	5/15/20	2,000,000	2,152,500
CIT Group Inc., Senior Notes	5.000%	8/15/22	3,220,000	3,493,378
CIT Group Inc., Senior Notes	5.000%	8/1/23	710,000	773,013
Total Banks				6,418,891
Consumer Finance — 0.7%
Ally Financial Inc., Senior Notes	3.500%	1/27/19	1,460,000	1,481,900
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,000,000	3,877,500
DAE Funding LLC, Senior Notes	4.500%	8/1/22	1,078,000	1,102,255	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	1,030,000	1,055,750	(a)
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	170,000	188,062
Navient Corp., Senior Notes	4.875%	6/17/19	2,000,000	2,072,500
Total Consumer Finance				9,777,967
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	2,780,000	2,999,562
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	1,850,000	1,974,554
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	710,000	742,838	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	4,300,000	4,482,750	(a)
Total Diversified Financial Services				10,199,704
Thrifts & Mortgage Finance — 0.1%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	2,000,000	2,105,000	(a)
Total Financials				28,501,562

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care — 1.8%
Health Care Providers & Services — 1.4%
Centene Corp., Senior Notes	4.750%	5/15/22	1,260,000	$1,328,670
Centene Corp., Senior Notes	6.125%	2/15/24	430,000	463,863
Centene Corp., Senior Notes	4.750%	1/15/25	1,280,000	1,324,800
DaVita Inc., Senior Notes	5.000%	5/1/25	200,000	203,260
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	1,280,000	1,340,070	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	5,497,147	(a)
HCA Inc., Debentures	7.500%	11/15/95	10,000	10,375
HCA Inc., Senior Bonds	5.375%	2/1/25	210,000	222,075
HCA Inc., Senior Notes	7.500%	2/15/22	390,000	450,450
HCA Inc., Senior Notes	5.875%	5/1/23	850,000	932,025
HCA Inc., Senior Secured Bonds	4.500%	2/15/27	90,000	91,463
HCA Inc., Senior Secured Notes	6.500%	2/15/20	1,750,000	1,910,090
HCA Inc., Senior Secured Notes	5.000%	3/15/24	370,000	394,050
HCA Inc., Senior Secured Notes	5.250%	6/15/26	2,030,000	2,189,862
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	2,330,000	2,452,325
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	640,000	636,544
Total Health Care Providers & Services				19,447,069
Pharmaceuticals — 0.4%
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	200,000	198,250	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	50,000	49,765	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	2,250,000	2,216,250	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	220,000	185,900	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	670,000	574,525	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	6.500%	3/15/22	610,000	641,263	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	1,720,000	1,829,650	(a)
Total Pharmaceuticals				5,695,603
Total Health Care				25,142,672
Industrials — 0.6%
Airlines — 0.0%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	53,160	60,868
Commercial Services & Supplies — 0.6%
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., Senior Notes	5.250%	4/15/21	670,000	686,449	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	130,000	139,627
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	2,375,000	2,550,156
West Corp., Senior Notes	5.375%	7/15/22	5,510,000	5,585,762	(a)
Total Commercial Services & Supplies				8,961,994
Total Industrials				9,022,862

See Notes to Financial Statements.

12	Western Asset SMASh Series EC Fund 2017 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Information Technology — 0.6%
IT Services — 0.4%
First Data Corp., Senior Notes	7.000%	12/1/23	210,000	$226,800	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	4,450,000	4,650,206	(a)
Total IT Services				4,877,006
Semiconductors & Semiconductor Equipment — 0.0%
Micron Technology Inc., Senior Notes	5.250%	1/15/24	100,000	104,500	(a)
Micron Technology Inc., Senior Notes	5.500%	2/1/25	11,000	11,673
Total Semiconductors & Semiconductor Equipment				116,173
Software — 0.0%
Activision Blizzard Inc., Senior Notes	6.125%	9/15/23	380,000	408,446	(a)
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	3,000,000	3,324,667	(a)
Total Information Technology				8,726,292
Materials — 1.1%
Chemicals — 0.2%
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	1,195,102	(a)
Westlake Chemical Corp., Senior Notes	4.625%	2/15/21	1,130,000	1,169,550
Westlake Chemical Corp., Senior Notes	4.875%	5/15/23	660,000	689,700
Total Chemicals				3,054,352
Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	910,000	971,425	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	1,490,000	1,536,562	(a)
Graphic Packaging International Inc., Senior Notes	4.875%	11/15/22	960,000	1,021,200
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,000,000	1,137,500
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	1,290,000	1,346,038	(a)
Total Containers & Packaging				6,012,725
Metals & Mining — 0.5%
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	2,140,000	2,428,900	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000	536,346
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,850,000	3,273,225
Total Metals & Mining				6,238,471
Total Materials				15,305,548
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain Inc., Senior Notes	6.000%	10/1/20	1,220,000	1,265,750	(a)

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Telecommunication Services — 1.2%
Diversified Telecommunication Services — 0.1%
CenturyLink Inc., Senior Notes	5.625%	4/1/20	120,000	$125,100
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,920,000	2,085,600	(a)
Total Diversified Telecommunication Services				2,210,700
Wireless Telecommunication Services — 1.1%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	2,500,000	2,744,250	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	1,020,000	1,081,200	(a)
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	1,879,731
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	200,000	219,500	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	790,000	981,575
Sprint Communications Inc., Senior Notes	7.000%	3/1/20	1,500,000	1,646,250	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	2,387,000	2,637,635
Sprint Corp., Senior Notes	7.875%	9/15/23	560,000	641,273
Sprint Corp., Senior Notes	7.625%	2/15/25	3,363,000	3,808,597
Total Wireless Telecommunication Services				15,640,011
Total Telecommunication Services				17,850,711
Utilities — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp., Senior Notes	7.375%	7/1/21	850,000	966,875
AES Corp., Senior Notes	5.500%	4/15/25	30,000	31,425
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	165,630	158,177
Total Utilities				1,156,477
Total Corporate Bonds & Notes (Cost — $197,781,869)				211,064,954
Senior Loans — 14.2%
Consumer Discretionary — 5.4%
Diversified Consumer Services — 0.6%
Nord Anglia Education Finance LLC, Term Loan (3 mo. LIBOR + 3.500%)	4.702%	3/31/21	4,290,540	4,296,796	(c)(e)(f)
Prime Security Services Borrower LLC, 2016 First Lien Term Loan (1 mo. LIBOR + 2.750%)	3.989%	5/2/22	4,159,575	4,188,172	(c)(e)(f)
Total Diversified Consumer Services				8,484,968
Hotels, Restaurants & Leisure — 1.7%
1011778 B.C. Unlimited Liability Co., Term Loan B3 (3 mo. LIBOR + 2.250%)	3.489-3.546%	2/16/24	3,507,463	3,506,733	(c)(e)(f)
Aristocrat Leisure Ltd., 2017 Term Loan B (3 mo. LIBOR + 2.250%)	3.557%	10/20/21	2,288,146	2,291,643	(c)(e)(f)
Boyd Gaming Corp., Term Loan B3 (1 Week LIBOR + 2.500%)	3.697%	9/15/23	5,002,357	5,019,725	(c)(e)(f)

See Notes to Financial Statements.

14	Western Asset SMASh Series EC Fund 2017 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
CCM Merger Inc., New Term Loan B (1 mo. LIBOR + 2.750%)	3.989%	8/8/21	1,426,445	$1,434,826	(c)(e)(f)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. LIBOR + 2.000%)	3.234%	10/25/23	5,963,652	5,991,776	(c)(e)(f)
Landry’s Inc., 2016 Term Loan B (2 mo. LIBOR + 2.750%)	3.968-4.008%	10/4/23	1,674,827	1,671,687	(c)(e)(f)
Scientific Games International Inc., 2017 Term Loan B4	—	8/14/24	1,780,000	1,796,369	(g)
Station Casinos LLC, 2016 Term Loan B (1 mo. LIBOR + 2.500%)	3.740%	6/8/23	2,690,181	2,691,862	(c)(e)(f)
Total Hotels, Restaurants & Leisure				24,404,621
Media — 1.4%
CBS Radio Inc., Term Loan B (1 mo. LIBOR + 3.500%)	4.736%	10/17/23	1,958,562	1,974,882	(c)(e)(f)
Charter Communications Operating LLC, 2016 Term Loan H Add (1 mo. LIBOR + 2.000%)	3.240%	1/15/22	1,979,950	1,988,476	(c)(e)(f)
Charter Communications Operating LLC, 2016 Term Loan I Add (1 mo. LIBOR + 2.250%)	3.489%	1/15/24	5,091,332	5,119,263	(c)(e)(f)
Univision Communications Inc., Term Loan C5 (1 mo. LIBOR + 2.750%)	3.989%	3/15/24	5,341,981	5,308,962	(c)(e)(f)
UPC Financing Partnership, USD Term Loan AP (1 mo. LIBOR + 2.750%)	3.977%	4/15/25	3,000,000	3,010,626	(c)(e)(f)
Ziggo Secured Finance Partnership, USD Term Loan E (1 mo. LIBOR + 2.500%)	3.727%	4/15/25	2,470,000	2,469,657	(c)(e)(f)
Total Media				19,871,866
Specialty Retail — 1.7%
Academy Ltd., 2015 Term Loan B (3 mo. LIBOR + 4.000%)	5.220-5.314%	7/1/22	2,952,138	1,997,614	(c)(e)(f)
CWGS Group LLC, 2016 Term Loan (1 mo. LIBOR + 3.750%)	4.981-4.989%	11/8/23	2,169,100	2,189,435	(c)(e)(f)
Michaels Stores Inc., 2016 Term Loan B1 (1 mo. LIBOR + 2.750%)	3.978-3.986%	1/30/23	5,602,324	5,597,321	(c)(e)(f)
Party City Holdings Inc., 2016 Term Loan (3 mo. LIBOR + 3.000%)	4.300-4.320%	8/19/22	4,801,389	4,814,516	(c)(e)(f)
Petco Animal Supplies Inc., 2017 Term Loan B (3 mo. LIBOR + 3.000%)	4.311%	1/26/23	4,617,916	3,894,441	(c)(e)(f)
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	4.240%	3/11/22	6,642,328	5,883,442	(c)(e)(f)
Total Specialty Retail				24,376,769
Total Consumer Discretionary				77,138,224
Consumer Staples — 0.6%
Food & Staples Retailing — 0.4%
Albertsons LLC, USD 2017 Term Loan B4 (1 mo. LIBOR + 2.750%)	3.989%	8/25/21	4,456,116	4,357,248	(c)(e)(f)
Albertsons LLC, USD 2017 Term Loan B6 (3 mo. LIBOR + 3.000%)	4.317%	6/22/23	1,309,146	1,274,508	(c)(e)(f)
Total Food & Staples Retailing				5,631,756

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2017 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — 0.2%
CSM Bakery Solutions LLC, First Lien Term Loan (3 mo. LIBOR + 4.000%)	5.300%	7/3/20	85,010	$82,300	(c)(e)(f)
Post Holdings Inc., 2017 Series A Incremental Term Loan (1 mo. LIBOR + 2.250%)	3.490%	5/24/24	2,670,000	2,678,899	(c)(e)(f)
Total Food Products				2,761,199
Total Consumer Staples				8,392,955
Financials — 0.0%
Capital Markets — 0.0%
RPI Finance Trust, Term Loan B6 (3 mo. LIBOR + 2.000%)	3.296%	3/27/23	696,500	699,602	(c)(e)(f)
Health Care — 1.6%
Health Care Providers & Services — 1.1%
Air Medical Group Holdings Inc., Term Loan B (1 mo. LIBOR + 3.250%)	4.489%	4/28/22	1,969,849	1,921,013	(c)(e)(f)
Air Medical Group Holdings Inc., Term Loan B1 (1 mo. LIBOR + 4.000%)	5.231%	4/28/22	2,270,000	2,241,625	(c)(e)(f)
Jaguar Holding Co. II, 2017 Term Loan (1 mo. LIBOR + 2.750%)	3.989-4.046%	8/18/22	5,012,836	5,035,710	(c)(e)(f)
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 mo. LIBOR + 3.000%)	4.296%	6/7/23	5,952,692	5,984,051	(c)(e)(f)
Total Health Care Providers & Services				15,182,399
Health Care Technology — 0.3%
Change Healthcare Holdings Inc., 2017 Term Loan B (1 mo. LIBOR + 2.750%)	3.989%	3/1/24	4,987,500	4,996,158	(c)(e)(f)
Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International Inc., Term Loan B F1 (1 mo. LIBOR + 4.750%)	5.990%	4/1/22	2,392,234	2,434,708	(c)(e)(f)
Total Health Care				22,613,265
Industrials — 1.6%
Air Freight & Logistics — 0.7%
Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan B2 (1 mo. LIBOR + 2.750%)	3.981%	3/20/22	6,000,000	6,025,836	(c)(e)(f)
XPO Logistics Inc., 2017 Term Loan B (3 mo. LIBOR + 2.250%)	3.554%	11/1/21	4,570,641	4,583,324	(c)(e)(f)
Total Air Freight & Logistics				10,609,160
Airlines — 0.2%
American Airlines Inc., 2017 Term Loan B (1 mo. LIBOR + 2.000%)	3.234%	6/26/20	3,130,475	3,136,166	(c)(e)(f)
Building Products — 0.1%
GYP Holdings III Corp., 2017 Term Loan B (3 mo. LIBOR + 3.000%)	4.311%	4/1/23	1,831,535	1,839,548	(c)(e)(f)

See Notes to Financial Statements.

16	Western Asset SMASh Series EC Fund 2017 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — 0.1%
Brickman Group Ltd. LLC, First Lien Term Loan (1 mo. LIBOR + 3.000%)	4.228-4.239%	12/18/20	967,304	$970,780	(c)(e)(f)
Electrical Equipment — 0.1%
Generac Power Systems Inc., 2017 Term Loan B (3 mo. LIBOR + 2.250%)	3.549%	5/31/23	774,167	776,747	(c)(e)(f)
Marine — 0.1%
Commercial Barge Line Co., 2015 First Lien Term Loan (1 mo. LIBOR + 8.750%)	9.989%	11/12/20	1,550,230	1,245,028	(c)(e)(f)
Professional Services — 0.3%
Trans Union LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	3.239%	4/10/23	4,715,295	4,727,927	(c)(e)(f)(g)
Total Industrials				23,305,356
Information Technology — 0.8%
Internet Software & Services — 0.1%
Ancestry.com Operations Inc., 2017 First Lien Term Loan (1 mo. LIBOR + 3.250%)	4.480%	10/19/23	1,584,000	1,596,210	(c)(e)(f)
IT Services — 0.4%
First Data Corp., 2017 Term Loan (1 mo. LIBOR + 2.500%)	3.736%	4/26/24	5,580,462	5,590,580	(c)(e)(f)
Software — 0.2%
Sophia LP, 2017 Term Loan B (3 mo. LIBOR + 3.250%)	4.546%	9/30/22	1,940,783	1,942,516	(c)(e)(f)
Technology Hardware, Storage & Peripherals — 0.1%
Dell Inc., Term Loan A2 (1 mo. LIBOR + 2.250%)	3.490%	9/7/21	1,842,152	1,847,140	(c)(e)(f)
Total Information Technology				10,976,446
Materials — 1.7%
Construction Materials — 0.4%
American Builders & Contractors Supply Co. Inc., 2017 Term Loan B (1 mo. LIBOR + 2.500%)	3.739%	10/31/23	5,232,041	5,248,391	(c)(e)(f)
Containers & Packaging — 1.3%
Berry Plastics Group Inc., Term Loan M (1 mo. LIBOR + 2.250%)	3.481-3.489%	10/1/22	4,575,564	4,582,355	(c)(e)(f)
Berry Plastics Group Inc., Term Loan N (1 mo. LIBOR + 2.250%)	3.481%	1/19/24	2,084,775	2,087,381	(c)(e)(f)
BWAY Holding Co., 2017 Term Loan B (1 mo. LIBOR + 3.250%)	4.481%	4/3/24	5,330,000	5,343,325	(c)(e)(f)
Reynolds Group Holdings Inc., USD 2017 Term Loan (1 mo. LIBOR + 3.000%)	4.239%	2/5/23	7,144,846	7,162,708	(c)(e)(f)
Total Containers & Packaging				19,175,769
Total Materials				24,424,160

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2017 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Real Estate — 0.4%
Equity Real Estate Investment Trusts (REITs) — 0.0%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B (1 mo. LIBOR + 2.250%)	3.489%	4/25/23	332,475	$333,618	(c)(e)(f)
Real Estate Management & Development — 0.4%
CityCenter Holdings LLC, 2017 Term Loan B (3 mo. LIBOR + 2.500%)	3.734%	4/18/24	3,450,000	3,461,861	(c)(e)(f)
Realogy Corp., 2017 Term Loan B (1 mo. LIBOR + 2.250%)	3.489%	7/20/22	1,733,987	1,745,004	(c)(e)(f)
Total Real Estate Management & Development				5,206,865
Total Real Estate				5,540,483
Telecommunication Services — 1.7%
Diversified Telecommunication Services — 1.2%
CenturyLink Inc., 2017 Term Loan B (1 mo. LIBOR + 2.750%)	2.750%	1/31/25	2,520,000	2,468,025	(c)(e)(f)
Level 3 Financing Inc., 2017 Term Loan B (1 mo. LIBOR + 2.250%)	3.485%	2/22/24	5,360,000	5,365,028	(c)(e)(f)
Virgin Media Bristol LLC, USD Term Loan I (1 mo. LIBOR + 2.750%)	3.977%	1/31/25	5,113,315	5,130,894	(c)(e)(f)
Windstream Services LLC, Repriced Term Loan B6 (3 mo. LIBOR + 4.000%)	5.230-5.270%	3/29/21	4,912,875	4,515,753	(c)(e)(f)
Total Diversified Telecommunication Services				17,479,700
Wireless Telecommunication Services — 0.5%
CSC Holdings LLC, 2017 First Lien Term Loan (1 mo. LIBOR + 2.250%)	3.478%	7/17/25	1,963,828	1,958,765	(c)(e)(f)
Sprint Communications Inc., First Lien Term Loan B (1 mo. LIBOR + 2.500%)	3.750%	2/2/24	5,551,088	5,566,703	(c)(e)(f)
Total Wireless Telecommunication Services				7,525,468
Total Telecommunication Services				25,005,168
Utilities — 0.4%
Electric Utilities — 0.2%
Vistra Operations Co., LLC, 2016 Term Loan B2 (1 mo. LIBOR + 2.750%)	3.978-3.982%	12/14/23	3,184,000	3,194,947	(c)(e)(f)
Independent Power and Renewable Electricity Producers — 0.2%
Energy Future Intermediate Holding Co., LLC, 2017 DIP Term Loan (1 mo. LIBOR + 3.000%)	4.234%	6/30/18	2,580,000	2,594,512	(c)(e)(f)
Total Utilities				5,789,459
Total Senior Loans (Cost — $206,555,291)				203,885,118
U.S. Government & Agency Obligations — 5.4%
U.S. Government Obligations — 5.4%
U.S. Treasury Bonds	3.750%	11/15/43	36,910,000	44,365,532
U.S. Treasury Notes	0.750%	2/28/18	20,000,000	19,964,844

See Notes to Financial Statements.

18	Western Asset SMASh Series EC Fund 2017 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	1.625%	6/30/20	13,000,000	$13,075,156
U.S. Treasury Notes	1.875%	4/30/22	30,000	30,243
U.S. Treasury Notes	2.125%	5/15/25	500,000	504,150
U.S. Treasury Notes	2.250%	11/15/25	290,000	294,526
Total U.S. Government & Agency Obligations (Cost — $74,718,632)				78,234,451

			Shares
Common Stocks — 0.0%
Industrials — 0.0%
Marine — 0.0%
Tricer HoldCo, S.C.A. (Cost — $20,926)			2,559	6,014	*(h)(i)
Preferred Stocks — 0.1%
Financials — 0.1%
Consumer Finance — 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	7.100%		32,991	861,725	(c)
Industrials — 0.0%
Marine — 0.0%
Tricer Tracking Preferred Equity Certificates	8.000%		1,137,600	11,376	*(h)(i)
Total Preferred Stocks (Cost — $911,328)				873,101

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%
Exchange-Traded Purchased Options — 0.0%
Euro Bund Futures, Call @ 172.00 EUR	11/24/17	1,417	141,700,000	67,475
U.S. Treasury 2-Year Notes Futures, Put @ $107.50	10/27/17	100	200,000	100
U.S. Treasury 5-Year Notes Futures, Put @ $113.25	11/24/17	1,018	1,018,000	15,906
U.S. Treasury 5-Year Notes Futures, Put @ $113.50	11/24/17	1,353	1,353,000	31,711
U.S. Treasury 5-Year Notes Futures, Put @ $113.75	11/24/17	338	338,000	7,922
U.S. Treasury 5-Year Notes Futures, Put @ $114.25	11/24/17	416	416,000	9,750
U.S. Treasury 5-Year Notes Futures, Put @ $114.50	11/24/17	328	328,000	7,688
U.S. Treasury 5-Year Notes Futures, Put @ $115.25	10/27/17	6	6,000	94
U.S. Treasury 10-Year Notes Futures, Call @ $135.50	10/27/17	1,242	1,242,000	19,406
U.S. Treasury 10-Year Notes Futures, Put @ $122.00	10/27/17	6,000	6,000,000	187,500
U.S. Treasury Long-Term Bonds Futures, Put @ $145.00	9/22/17	74	74,000	74
Total Exchange-Traded Purchased Options				347,626

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2017 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series EC Fund

Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Option — 0.0%
U.S. Dollar/Russian Ruble, Put @ 59.00 RUB	Barclays Bank PLC	9/22/17	14,730,000	14,730,000	$268,042
Total Purchased Options (Cost — $570,621)					615,668
Total Investments before Short-Term Investments (Cost — $1,131,804,713)					1,158,251,787

	Rate	Maturity Date
Short-Term Investments — 14.5%
Time Deposits — 8.3%
State Street Corp. (Cost — $118,686,000)	0.120%	9/1/17	118,686,000	118,686,000
U.S. Government Agencies — 6.2%
Federal Home Loan Bank (FHLB), Discount Notes	0.010%	9/8/17	45,000,000	44,990,987
Federal Home Loan Bank (FHLB), Discount Notes	0.010%	11/16/17	25,000,000	24,946,700
Federal Home Loan Bank (FHLB), Discount Notes	0.010%	9/15/17	15,000,000	14,993,904
Federal Home Loan Bank (FHLB), Discount Notes	0.010%	9/21/17	5,000,000	4,997,153
Total U.S. Government Agencies (Cost — $89,925,573)				89,928,744
Total Short-Term Investments (Cost — $208,611,573)				208,614,744
Total Investments — 95.1% (Cost — $1,340,416,286)				1,366,866,531
Other Assets in Excess of Liabilities — 4.9%				69,693,007
Total Net Assets — 100.0%				$1,436,559,538

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

See Notes to Financial Statements.

20	Western Asset SMASh Series EC Fund 2017 Semi-Annual Report

Western Asset SMASh Series EC Fund

(g)	All or a portion of this loan is unfunded as of August 31, 2017. The interest rate for fully unfunded term loans is to be determined.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(i)	Security is valued using significant unobservable inputs (See Note 1).

Abbreviations used in this schedule:
ARS	— Argentine Peso
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
CNY	— Chinese Yuan Renminbi
DIP	— Debtor-in-Possession
EUR	— Euro
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
RUB	— Russian Ruble

Schedule of Written Options

Schedule of OTC Written Options
Security	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount	Value
U.S. Dollar/Russian Ruble, Call (Premiums received — $180,737)	Barclays Bank PLC	9/22/17	64.50	RUB	14,730,000	$14,730,000	$268,042

Abbreviation used in this schedule:
RUB	— Russian Ruble

At August 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	500	12/17	$123,389,125	$123,231,250	$(157,875)
Euro BTP	1,437	9/17	230,610,012	234,944,465	4,334,453
Euro-Bobl	266	9/17	42,130,465	42,160,097	29,632
U.S. Treasury 2-Year Notes	100	12/17	21,626,887	21,631,249	4,362
U.S. Treasury 5-Year Notes	3,459	12/17	409,310,217	409,891,500	581,283
U.S. Treasury 10-Year Notes	5,057	12/17	640,280,045	642,159,985	1,879,940
U.S. Treasury Long-Term Bonds	74	12/17	11,474,871	11,550,938	76,067
U.S. Treasury Ultra Long-Term Bonds	1,165	12/17	195,183,045	196,957,813	1,774,768
					8,522,630

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2017 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series EC Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
Euro	31	9/17	$4,387,756	$4,615,900	$(228,144)
Euro	228	12/17	34,145,197	34,114,500	30,697
Euro-Bund	3,080	12/17	594,971,200	594,757,255	213,945
Euro-Buxl	60	12/17	11,923,912	11,915,459	8,453
Japanese 10-Year Bonds	102	9/17	139,355,604	140,212,307	(856,703)
					(831,752)
Net unrealized appreciation on open futures contracts					$7,690,878

At August 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	467,235,600	USD	7,647,189	Barclays Bank PLC	9/25/17	$376,824
USD	7,659,600	RUB	467,235,600	Goldman Sachs Group Inc.	9/25/17	(364,412)
INR	2,498,520,000	USD	38,086,034	Barclays Bank PLC	10/18/17	800,516
TWD	1,546,090,000	USD	51,605,140	Bank of America N.A.	10/19/17	(281,053)
CAD	321,792,830	USD	250,285,120	Barclays Bank PLC	10/19/17	7,535,050
EUR	118,526,002	USD	136,557,125	Barclays Bank PLC	10/19/17	4,874,234
GBP	16,870,000	USD	21,886,295	Barclays Bank PLC	10/19/17	(39,059)
MXN	755,212,786	USD	42,372,933	Barclays Bank PLC	10/19/17	(430,284)
USD	44,228,060	AUD	58,250,000	Barclays Bank PLC	10/19/17	(2,052,719)
USD	72,674,453	CNY	497,820,000	Barclays Bank PLC	10/19/17	(2,619,584)
USD	1,191,625	EUR	1,000,000	Barclays Bank PLC	10/19/17	(1,627)
USD	3,041,653	EUR	2,562,000	Barclays Bank PLC	10/19/17	(15,458)
USD	353,395	EUR	300,000	Barclays Bank PLC	10/19/17	(4,580)
USD	1,650,592	EUR	1,400,000	Barclays Bank PLC	10/19/17	(19,961)
USD	238,332	EUR	200,000	Barclays Bank PLC	10/19/17	(319)
USD	2,266,649	EUR	1,900,000	Barclays Bank PLC	10/19/17	(530)
USD	245,344	JPY	27,354,746	Barclays Bank PLC	10/19/17	(3,992)
USD	128,289	JPY	14,280,001	Barclays Bank PLC	10/19/17	(1,872)
USD	73,242	JPY	8,160,001	Barclays Bank PLC	10/19/17	(1,136)
USD	92,405	JPY	10,200,001	Barclays Bank PLC	10/19/17	(567)
USD	74,463	JPY	8,160,001	Barclays Bank PLC	10/19/17	85
USD	84,395	JPY	9,180,001	Barclays Bank PLC	10/19/17	720
USD	130,865	JPY	14,280,001	Barclays Bank PLC	10/19/17	704
USD	83,625	JPY	9,180,001	Barclays Bank PLC	10/19/17	(49)
BRL	288,722,700	USD	86,108,768	Citibank N.A.	10/19/17	5,010,741
IDR	399,750,000,000	USD	29,480,089	Citibank N.A.	10/19/17	364,111

See Notes to Financial Statements.

22	Western Asset SMASh Series EC Fund 2017 Semi-Annual Report

Western Asset SMASh Series EC Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	30,564,581	CNH	209,780,000	Citibank N.A.	10/19/17	$(1,181,611)
USD	2,212,365	EUR	1,880,000	Citibank N.A.	10/19/17	(30,948)
USD	47,320	EUR	40,000	Citibank N.A.	10/19/17	(410)
USD	3,576,940	EUR	3,000,000	Citibank N.A.	10/19/17	(2,816)
USD	310,089,805	JPY	34,739,422,880	Citibank N.A.	10/19/17	(6,556,630)
USD	106,316	JPY	11,628,001	Citibank N.A.	10/19/17	328
USD	93,992	JPY	10,200,001	Citibank N.A.	10/19/17	1,020
USD	240,900	JPY	26,520,001	Citibank N.A.	10/19/17	(828)
USD	50,558,862	TWD	1,546,090,000	Citibank N.A.	10/19/17	(765,225)
USD	70,707,248	PHP	3,638,595,000	Goldman Sachs Group Inc.	10/19/17	(236,390)
Total						$4,352,273

Abbreviations used in this table:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar

At August 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	147,620,000		11/30/21	1.872% semi-annually	3-Month LIBOR-quarterly	—	$(878,500)
	29,000,000		11/15/43	2.474% semi-annually	3-Month LIBOR-quarterly	$487,502	(916,638)
	34,993,500	EUR	8/23/47	1.498% annually	6-Month EURIBOR-Reuters	33,756	(268,500)
Total						$521,258	$(2,063,638)

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2017 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series EC Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.28 Index	$331,000,000	6/20/22	1.000% quarterly	$6,364,581	$4,992,004	$1,372,577

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.28 Index	$139,550,000	6/20/22	5.000% quarterly	$(10,117,933)	$(9,391,780)	$(726,153)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

24	Western Asset SMASh Series EC Fund 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2017

Assets:
Investments, at value (Cost — $1,340,416,286)	$1,366,866,531
Foreign currency, at value (Cost — $8,911,640)	8,624,610
Cash	424,918
Unrealized appreciation on forward foreign currency contracts	18,964,333
Foreign currency collateral for open futures contracts, at value (Cost — $14,030,906)	14,044,263
Interest receivable	10,345,243
Deposits with brokers for open futures contracts	10,145,097
Receivable for Fund shares sold	10,110,571
Deposits with brokers for centrally cleared swap contracts	9,481,074
Receivable from broker — variation margin on open futures contracts	5,644,164
Deposits with brokers for forward foreign currency contracts	1,520,000
Receivable for securities sold	1,388,747
Receivable from investment manager	50,085
Prepaid expenses	49,502
Total Assets	1,457,659,138

Liabilities:
Unrealized depreciation on forward foreign currency contracts	14,612,060
Payable for Fund shares repurchased	2,986,959
Payable for securities purchased	2,806,448
Payable to broker — variation margin on centrally cleared swaps	360,784
Written options, at value (premiums received — $180,737)	268,042
Trustees’ fees payable	1
Accrued expenses	65,306
Total Liabilities	21,099,600
Total Net Assets	$1,436,559,538

Net Assets:
Par value (Note 5)	$1,471
Paid-in capital in excess of par value	1,368,058,139
Undistributed net investment income	21,899,358
Accumulated net realized gain on investments, futures contracts, written options, swap contracts, forward foreign currency contracts and foreign currency transactions	9,917,719
Net unrealized appreciation on investments, futures contracts, written options, swap contracts, forward foreign currency contracts and foreign currencies	36,682,851
Total Net Assets	$1,436,559,538

Shares Outstanding	147,136,469

Net Asset Value	$9.76

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2017 Semi-Annual Report	25

Statement of operations (unaudited)

For the Six Months Ended August 31, 2017

Investment Income:
Interest	$30,747,830
Dividends	28,599
Total Investment Income	30,776,429

Expenses:
Fund accounting fees	62,347
Custody fees	36,752
Legal fees	33,887
Registration fees	22,613
Audit and tax fees	22,366
Trustees’ fees	14,591
Shareholder reports	10,363
Commitment fees (Note 7)	6,687
Insurance	6,158
Transfer agent fees	4,909
Interest expense	104
Miscellaneous expenses	11,001
Total Expenses	231,778
Less: Fee waivers and/or expense reimbursements (Note 2)	(231,778)
Net Expenses	—
Net Investment Income	30,776,429

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	4,341,794
Futures contracts	5,749,428
Written options	217,777
Swap contracts	(543,449)
Forward foreign currency contracts	19,471,146
Foreign currency transactions	1,950,647
Net Realized Gain	31,187,343
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	27,156,030
Futures contracts	11,263,241
Written options	(90,224)
Swap contracts	(1,377,334)
Forward foreign currency contracts	8,066,202
Foreign currencies	(879,370)
Change in Net Unrealized Appreciation (Depreciation)	44,138,545
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	75,325,888
Increase in Net Assets From Operations	$106,102,317

See Notes to Financial Statements.

26	Western Asset SMASh Series EC Fund 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2017 (unaudited), the Period Ended February 28, 2017 and the Year Ended October 31, 2016	2017	2017†	2016

Operations:
Net investment income	$30,776,429	$16,675,152	$38,904,559
Net realized gain (loss)	31,187,343	(7,294,364)	18,089,012
Change in net unrealized appreciation (depreciation)	44,138,545	3,587,888	9,944,898
Increase in Net Assets From Operations	106,102,317	12,968,676	66,938,469

Distributions to Shareholders From (Note 1):
Net investment income	(29,743,500)	(20,963,913)	(35,967,160)
Net realized gains	—	(14,791,327)	(2,333,904)
Decrease in Net Assets From Distributions to Shareholders	(29,743,500)	(35,755,240)	(38,301,064)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	388,149,026	200,749,036	507,466,936
Cost of shares repurchased	(111,243,808)	(89,324,924)	(125,997,911)
Increase in Net Assets From Fund Share Transactions	276,905,218	111,424,112	381,469,025
Increase in Net Assets	353,264,035	88,637,548	410,106,430

Net Assets:
Beginning of period	1,083,295,503	994,657,955	584,551,525
End of period*	$1,436,559,538	$1,083,295,503	$994,657,955
*Includes undistributed net investment income of:	$21,899,358	$20,866,429	$3,106,368

†	For the period November 1, 2016 through February 28, 2017.

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2017 Semi-Annual Report	27

Financial highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2017[1,2]	2017[1,3]	2016[1,4]	2015[1,4]	2014[1,4]	2013[1,4]	2012[1,4]

Net asset value, beginning of period	$9.20	$9.42	$9.14	$9.59	$9.32	$9.29	$8.66

Income (loss) from operations:
Net investment income	0.23	0.15	0.47	0.46	0.40	0.43	0.47
Net realized and unrealized gain (loss)	0.55	(0.04)	0.31	(0.28)	0.46	0.21	0.68
Total income from operations	0.78	0.11	0.78	0.18	0.86	0.64	1.15

Less distributions from:
Net investment income	(0.22)	(0.19)	(0.46)	(0.56)	(0.59)	(0.61)	(0.52)
Net realized gains	—	(0.14)	(0.04)	(0.07)	—	—	—
Total distributions	(0.22)	(0.33)	(0.50)	(0.63)	(0.59)	(0.61)	(0.52)

Net asset value, end of period	$9.76	$9.20	$9.42	$9.14	$9.59	$9.32	$9.29
Total return[5]	8.64%	1.19%	8.88%	1.99%	9.59%	7.08%	13.81%

Net assets, end of period (000s)	$1,436,560	$1,083,296	$994,658	$584,552	$273,254	$74,700	$55,216

Ratios to average net assets:
Gross expenses[6]	0.04%[7]	0.04%[7]	0.05%	0.05%	0.12%	0.24%	0.28%
Net expenses[8,9]	0.00 [7]	0.00 [7]	0.00	0.00	0.00	0.00	0.00
Net investment income	4.90 [7]	5.00 [7]	5.17	4.94	4.34	4.61	5.22

Portfolio turnover rate	13%	13%	36%	59%	69%	94%	53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2017 (unaudited).

[3]	For the period November 1, 2016 through February 28, 2017.

[4]	For the year ended October 31.

[5]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

See Notes to Financial Statements.

28	Western Asset SMASh Series EC Fund 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series EC Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker.

Western Asset SMASh Series EC Fund 2017 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

30	Western Asset SMASh Series EC Fund 2017 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Sovereign bonds	—	$331,128,929	—	$331,128,929
Asset-backed securities	—	58,793,466	—	58,793,466
Collateralized mortgage obligations	—	273,650,086	—	273,650,086
Corporate bonds & notes	—	211,064,954	—	211,064,954
Senior loans	—	203,885,118	—	203,885,118
U.S. government & agency obligations	—	78,234,451	—	78,234,451
Common stocks	—	—	$6,014	6,014
Preferred stocks:
Financials	$861,725	—	—	861,725
Industrials	—	—	11,376	11,376
Purchased options:
Exchange-traded purchased options	280,151	67,475	—	347,626
OTC purchased options	—	268,042	—	268,042
Total long-term investments	1,141,876	1,157,092,521	17,390	1,158,251,787
Short-term investments†	—	208,614,744	—	208,614,744
Total investments	$1,141,876	$1,365,707,265	$17,390	$1,366,866,531
Other financial instruments:
Futures contracts	8,933,600	—	—	8,933,600
Forward foreign currency contracts	—	18,964,333	—	18,964,333
Centrally cleared credit default swaps on credit indices — sell protection	—	1,372,577	—	1,372,577
Total other financial instruments	$8,933,600	$20,336,910	—	$29,270,510
Total	$10,075,476	$1,386,044,175	$17,390	$1,396,137,041

Western Asset SMASh Series EC Fund 2017 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	—	$268,042	—	$268,042
Futures contracts	$1,242,722	—	—	1,242,722
Forward foreign currency contracts	—	14,612,060	—	14,612,060
Centrally cleared credit default swaps on credit indices — buy protection	—	726,153	—	726,153
Centrally cleared interest rate swaps	—	2,063,638	—	2,063,638
Total	$1,242,722	$17,669,893	—	$18,912,615

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call

32	Western Asset SMASh Series EC Fund 2017 Semi-Annual Report

options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(d) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(e) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At August 31, 2017, the Fund had sufficient cash and/or securities to cover these commitments.

(g) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to

Western Asset SMASh Series EC Fund 2017 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(h) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized

34	Western Asset SMASh Series EC Fund 2017 Semi-Annual Report

gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of August 31, 2017, the total notional value of all credit default swaps to sell protection was $331,000,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended August 31, 2017, see Note 4.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make

Western Asset SMASh Series EC Fund 2017 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(i) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

36	Western Asset SMASh Series EC Fund 2017 Semi-Annual Report

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(k) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a

Western Asset SMASh Series EC Fund 2017 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(l) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(m) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(n) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of

38	Western Asset SMASh Series EC Fund 2017 Semi-Annual Report

such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of August 31, 2017, the Fund held written options and forward foreign currency contracts with credit related contingent features which had a liability position of $14,880,102. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

At August 31, 2017, the Fund held collateral from Citibank N.A. in the amount of $4,004,104. This amount can be used to reduce the Fund’s exposure to the counterparty in the event of default.

(o) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(p) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if

Western Asset SMASh Series EC Fund 2017 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd. (“Western Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

40	Western Asset SMASh Series EC Fund 2017 Semi-Annual Report

During the six months ended August 31, 2017, fees waived and/or expenses reimbursed amounted to $231,778.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$260,527,313	$58,959,562
Sales	130,862,664	867,539

At August 31, 2017, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,340,416,286	$58,413,385	$(31,963,140)	$26,450,245
Swap contracts	(3,878,518)	1,372,577	(2,789,791)	(1,417,214)
Written options	(180,737)	—	(87,305)	(87,305)
Futures contracts	—	8,933,600	(1,242,722)	7,690,878
Forwards foreign currency contracts	—	18,964,333	(14,612,060)	4,352,273

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2017.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$347,626	$268,042	—	$615,668
Futures contracts[3]	8,902,903	30,697	—	8,933,600
Centrally cleared swap contracts[4]	—	—	$1,372,577	1,372,577
Forward foreign currency contracts	—	18,964,333	—	18,964,333
Total	$9,250,529	$19,263,072	$1,372,577	$29,886,178

Western Asset SMASh Series EC Fund 2017 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	—	$268,042	—	$268,042
Futures contracts[3]	$1,014,577	228,145	—	1,242,722
Centrally cleared swap contracts[4]	2,063,638	—	$726,153	2,789,791
Forward foreign currency contracts	—	14,612,060	—	14,612,060
Total	$3,078,215	$15,108,247	$726,153	$18,912,615

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(194,777)	$(391,635)	—	$(586,412)
Written options	72,543	145,234	—	217,777
Futures contracts	5,957,426	(207,998)	—	5,749,428
Swap contracts	—	—	$(543,449)	(543,449)
Forward foreign currency contracts	—	19,471,146	—	19,471,146
Total	$5,835,192	$19,016,747	$(543,449)	$24,308,490

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(41,079)	$86,126	—	$45,047
Written options	(2,919)	(87,305)	—	(90,224)
Futures contracts	11,494,212	(230,971)	—	11,263,241
Swap contracts	(2,063,638)	—	$686,304	(1,377,334)
Forward foreign currency contracts	—	8,066,202	—	8,066,202
Total	$9,386,576	$7,834,052	$686,304	$17,906,932

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

42	Western Asset SMASh Series EC Fund 2017 Semi-Annual Report

During the six months ended August 31, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$232,190
Written options	109,919
Futures contracts (to buy)	1,102,237,101
Futures contracts (to sell)	482,378,055
Forward foreign currency contracts (to buy)	503,081,752
Forward foreign currency contracts (to sell)	529,818,191

Average Notional Balance
Interest rate swap contracts	$79,310,867
Credit default swap contracts (to buy protection)	72,148,057
Credit default swap contracts (to sell protection)	236,428,571

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at August 31, 2017:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received[2,3]	Net Amount
Purchased options[4]	$615,668	—	$615,668
Futures contracts[5]	5,644,164	—	5,644,164
Forward foreign currency contracts	18,964,333	$(4,004,104)	14,960,229
Total	$25,224,165	$(4,004,104)	$21,220,061

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at August 31, 2017:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[2,3]	Net Amount
Written options	$268,042	—	$268,042
Centrally cleared swap contracts[5]	360,784	$(360,784)	—
Forward foreign currency contracts	14,612,060	(1,520,000)	13,092,060
Total	$15,240,886	$(1,880,784)	$13,360,102

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[5]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

Western Asset SMASh Series EC Fund 2017 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

5. Shares of beneficial interest

At August 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2017	Period Ended[1] February 28, 2017	Year Ended October 31, 2016
Shares sold	41,202,152	21,909,981	55,466,202
Shares repurchased	(11,827,223)	(9,756,067)	(13,822,773)
Net increase	29,374,929	12,153,914	41,643,429

[1]	For the period November 1, 2016 through February 28, 2017.

6. Deferred capital losses

As of February 28, 2017, the Fund had deferred capital losses of $22,882,593, which have no expiration date, that will be available to offset future taxable capital gains.

7. Redemption facility

The Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 20, 2017. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended August 31, 2017, the Fund incurred a commitment fee in the amount of $6,687. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2017.

8. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Fund has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

44	Western Asset SMASh Series EC Fund 2017 Semi-Annual Report

Additional information (unaudited)

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Fund, as the independent registered public accounting firm to the Fund. The Audit Committee of the Fund’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. KPMG’s reports on the Fund’s financial statements for the fiscal periods ended February 28, 2017, October 31, 2016 and October 31, 2015 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended February 28, 2017 , October 31, 2016 and October 31, 2015 and the subsequent interim period through August 14, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Fund’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending February 28, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, KPMG. During the Fund’s fiscal periods ended February 28, 2017 , October 31, 2016 and October 31, 2015, and the subsequent interim period through August 14, 2017, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Western Asset SMASh Series EC Fund	45

Western Asset

SMASh Series EC Fund

Trustees

Elliott J. Berv

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset SMASh Series EC Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series EC Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/smashfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series EC Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04237 10/17 SR17-3157

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2017